Summary of Significant Accounting Policies (Details Narrative) (Global Diversified Holdings, Inc.) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash	$ 0		$ 0		$ 0
Global Diversified Holdings, Inc. [Member]
Cash	5,766		5,766		0	$ 26,934
Bad debt expense	0	$ 0	0	$ 0	0	0
Allowance for doubtful accounts	0		0		0	0
Advertising and marketing expenses	$ 188	$ 2,015	$ 2,329	$ 2,015	$ 2,015	$ 5,038